FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Groups - Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		$ 1,494	$ 1,704
Warrants to purchase ordinary shares (Level 1)	[1]	239	266
Warrants to purchase ordinary shares (Level 3)	[2]	1,193	2,178
Lease liabilities		432	299
Financial liabilities		3,358	4,447
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable
Warrants to purchase ordinary shares (Level 1)	[1]	239	266
Warrants to purchase ordinary shares (Level 3)	[2]	1,193	2,178
Lease liabilities
Financial liabilities		1,432	2,444
Financial liabilities at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		1,494	1,704
Warrants to purchase ordinary shares (Level 1)	[1]
Warrants to purchase ordinary shares (Level 3)	[2]
Lease liabilities		432	299
Financial liabilities		$ 1,926	$ 2,003

[1]	Tradable warrants presented above are valuated based on the market price (a Level 1 valuation).
[2]	Warrants to purchase ordinary shares issued in December 2019 and February 2020 are valuated based on the Monte-Carlo pricing model (a Level 3 valuation).